Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 31,095	$ 4,447	¥ 106,023
Restricted cash		3,102	444	34,601
Securities available for sale, at fair value		2,450	350	563,436
Equity securities, at fair value		2,746	393
Accounts receivable, net of allowances of RMB1,186 and RMB1,858 as of December 31, 2024 and 2025, respectively		65,533	9,371	95,138
Contract assets, net of allowances of nil and RMB164 as of December 31, 2024 and 2025, respectively		182,453	26,090	260,368
Other receivables, net		288,339	41,232	708,623
Other current assets		14,809	2,118	23,402
Current assets related to discontinued operation				248,104
Total current assets		603,779	86,340	2,039,695
Non-current assets:
Restricted bank deposit – non-current		16,059	2,296	16,541
Contract assets - non-current, net of allowances of nil and 509 as of December 31, 2024 and 2025, respectively		565,418	80,854	693,638
Property, plant, and equipment, net		62,876	8,991	71,011
Deferred tax assets		8,902	1,273	9,976
Investments in affiliates				1,004,683
Other non-current assets		237,475	33,959	225,498
Right-of-use assets		33,589	4,803	60,850
Non-current assets related to discontinued operation				29,122
Total non-current assets		924,319	132,176	2,111,319
Total assets		1,528,098	218,516	4,151,014
Current liabilities:
Short-term loans		56,000	8,008	134,976
Accounts payable		81,089	11,596	113,265
Accrued commissions		90,076	12,881	128,314
Insurance premium payables		6	1	312
Other payables and accrued expenses		184,722	26,415	177,083
Accrued payroll		17,940	2,565	19,167
Income taxes payable		67,020	9,584	63,325
Operating lease liabilities		15,308	2,189	30,054
Current liability related to discontinued operation				150,380
Total current liabilities		512,161	73,239	816,876
Non-current liabilities:
Accrued commissions		316,419	45,247	387,540
Tax liabilities		25,701	3,675	25,701
Deferred tax liabilities		187,218	26,772	216,115
Operating lease liabilities		15,463	2,211	27,918
Other non-current liabilities				33,374
Non-current liabilities related to discontinued operation				13,035
Total non-current liabilities		544,801	77,905	703,683
Total liabilities		1,056,962	151,144	1,520,559
Commitments and contingencies
Shareholders’ Equity:
Treasury stock				(197)
Additional paid-in capital		401,928	57,475	192,760
Statutory reserves		343,026	49,052	593,691
Retained earnings (accumulated deficit)		(235,471)	(33,672)	1,789,250
Accumulated other comprehensive loss		(91,213)	(13,043)	(37,666)
Total AIFU INC. shareholders’ equity		478,520	68,428	2,546,516
Non-controlling interests		(7,384)	(1,056)	83,939
Total shareholders’ equity		471,136	67,372	2,630,455
Total liabilities and shareholders’ equity		1,528,098	218,516	4,151,014
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	38,877	5,560	8,678
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	21,373	3,056
Related Party
Current assets:
Amounts due from a related party		¥ 13,252	$ 1,895

[1]	Retrospectively restated for the 1-for-400 reverse share split effected on May 21, 2025.